Acquisitions, Acquisition of OpenStack (Details) - USD ($) $ in Millions	Oct. 31, 2019	Oct. 31, 2018	Apr. 30, 2017
Business Combination [Abstract]
Cash consideration	$ 89.0	$ 16.7
OpenStack [Member]
Business Combination [Abstract]
Cash consideration			$ 0.0